Long-Term Debt and Financial Liabilities, net (Details Narrative)	6 Months Ended
Jun. 30, 2026 USD ($)
Olympia Shipholding S.A. [Member]
IfrsStatementLineItems [Line Items]
Undrawn borrowing facilities	$ 26,600,000
Proceeds from borrowings, classified as financing activities	1,400,000
Thalia Shipholding S.A. [Member]
IfrsStatementLineItems [Line Items]
Undrawn borrowing facilities	$ 25,000,000.0